UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Air Freight & Logistics — 2.1%
FedEx Corp.(1)	161,848	$39,793,568

		$39,793,568

Auto Components — 2.1%
Aptiv PLC(1)	409,184	$40,128,675

		$40,128,675

Banks — 7.8%
Bank of America Corp.(1)	1,784,879	$55,117,064
First Republic Bank	212,197	20,977,795
JPMorgan Chase & Co.(1)	606,435	69,709,703

		$145,804,562

Beverages — 3.9%
Constellation Brands, Inc., Class A(1)	146,832	$30,868,491
PepsiCo, Inc.(1)	362,063	41,637,245

		$72,505,736

Biotechnology — 3.1%
Gilead Sciences, Inc.(1)	408,092	$31,761,801
Vertex Pharmaceuticals, Inc.(2)	156,386	27,375,369

		$59,137,170

Capital Markets — 1.9%
Charles Schwab Corp. (The)(1)	682,341	$34,840,331

		$34,840,331

Chemicals — 1.2%
DowDuPont, Inc.	318,640	$21,912,873

		$21,912,873

Consumer Finance — 1.3%
American Express Co.	242,240	$24,107,725

		$24,107,725

Containers & Packaging — 1.2%
Ball Corp.	574,602	$22,392,240

		$22,392,240

Diversified Telecommunication Services — 4.0%
Verizon Communications, Inc.(1)	893,791	$46,155,367
Zayo Group Holdings, Inc.(2)	792,681	29,400,539

		$75,555,906

Electric Utilities — 1.5%
NextEra Energy, Inc.(1)	170,184	$28,512,627

		$28,512,627

Security	Shares	Value
Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.(1)	1,197,362	$39,728,471

		$39,728,471

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.(1)	256,045	$37,956,111
AvalonBay Communities, Inc.	93,993	16,622,662

		$54,578,773

Food Products — 1.8%
Mondelez International, Inc., Class A	781,290	$33,892,360

		$33,892,360

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	434,367	$28,468,413
Danaher Corp.(1)	445,187	45,667,283

		$74,135,696

Health Care Providers & Services — 1.2%
Aetna, Inc.	120,994	$22,794,060

		$22,794,060

Insurance — 2.7%
American Financial Group, Inc.	248,252	$27,975,518
American International Group, Inc.	400,459	22,109,341

		$50,084,859

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)(2)	35,122	$62,427,248

		$62,427,248

Internet Software & Services — 7.8%
Akamai Technologies, Inc.(2)	374,739	$28,202,857
Alphabet, Inc., Class C(1)(2)	52,301	63,663,915
Facebook, Inc., Class A(2)	44,962	7,759,542
GoDaddy, Inc., Class A(1)(2)	380,145	27,986,275
Spotify Technology SA(2)	100,909	18,449,193

		$146,061,782

IT Services — 2.7%
Visa, Inc., Class A(1)	377,231	$51,582,567

		$51,582,567

Machinery — 5.0%
Atlas Copco AB, Class A	418,044	$11,971,278
Caterpillar, Inc.(1)	288,488	41,484,574
Fortive Corp.(1)	503,312	41,311,849

		$94,767,701

Media — 3.9%
Live Nation Entertainment, Inc.(2)	600,557	$29,595,449
Walt Disney Co. (The)(1)	378,383	42,969,173

		$72,564,622

Multi-Utilities — 1.3%
Sempra Energy	214,158	$24,754,523

		$24,754,523

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
ConocoPhillips	381,789	$27,553,712
EOG Resources, Inc.	212,623	27,415,610
Exxon Mobil Corp.(1)	560,930	45,721,404
Phillips 66	165,887	20,460,503

		$121,151,229

Pharmaceuticals — 4.9%
Johnson & Johnson(1)	461,137	$61,109,875
Zoetis, Inc.(1)	354,439	30,651,885

		$91,761,760

Road & Rail — 2.0%
CSX Corp.(1)	537,625	$37,999,335

		$37,999,335

Semiconductors & Semiconductor Equipment — 1.9%
QUALCOMM, Inc.(1)	569,476	$36,497,717

		$36,497,717

Software — 5.5%
Microsoft Corp.(1)	965,731	$102,444,744

		$102,444,744

Specialty Retail — 3.0%
Home Depot, Inc. (The)(1)	282,966	$55,891,444

		$55,891,444

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.(1)	360,063	$68,516,388
Xerox Corp.(1)	1,350,242	35,065,785

		$103,582,173

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B(1)	346,438	$26,644,547

		$26,644,547

Total Common Stocks (identified cost $1,371,075,749)		$1,868,037,024

Total Written Call Options — (0.5)% (premiums received $7,140,689)		$(9,618,525)

Other Assets, Less Liabilities — 1.2%		$22,546,785

Net Assets — 100.0%		$1,880,965,284

During the fiscal year to date ended July 31, 2018, the Fund held investments in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $293,071.

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	265	$74,631,685	$2,765	8/1/18	$(1,497,250)
S&P 500 Index	265	74,631,685	2,775	8/3/18	(1,285,250)
S&P 500 Index	260	73,223,540	2,800	8/6/18	(699,400)
S&P 500 Index	265	74,631,685	2,810	8/8/18	(572,400)
S&P 500 Index	265	74,631,685	2,815	8/10/18	(528,675)
S&P 500 Index	265	74,631,685	2,800	8/13/18	(846,675)
S&P 500 Index	265	74,631,685	2,815	8/15/18	(612,150)
S&P 500 Index	265	74,631,685	2,800	8/17/18	(939,425)
S&P 500 Index	265	74,631,685	2,800	8/20/18	(957,975)
S&P 500 Index	260	73,223,540	2,815	8/22/18	(729,300)
S&P 500 Index	265	74,631,685	2,850	8/24/18	(304,750)
S&P 500 Index	265	74,631,685	2,825	8/27/18	(645,275)

Total					$(9,618,525)

At July 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $9,618,525.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$257,656,536	$—		$—	$257,656,536
Consumer Staples	106,398,096	—		—	106,398,096
Energy	121,151,229	—		—	121,151,229
Financials	254,837,477	—		—	254,837,477
Health Care	247,828,686	—		—	247,828,686
Industrials	160,589,326	11,971,278		—	172,560,604
Information Technology	479,897,454	—		—	479,897,454
Materials	44,305,113	—		—	44,305,113
Real Estate	54,578,773	—		—	54,578,773
Telecommunication Services	75,555,906	—		—	75,555,906
Utilities	53,267,150	—		—	53,267,150
Total Common Stocks	$1,856,065,746	$11,971,278	*	$—	$1,868,037,024
Total Investments	$1,856,065,746	$11,971,278		$—	$1,868,037,024

Liability Description
Written Call Options	$(9,618,525)	$—		$—	$(9,618,525)
Total	$(9,618,525)	$—		$—	$(9,618,525)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018